Other reserves - Narrative (Details) - GBP (£) £ in Millions, shares in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022
Disclosure of reserves within equity [line items]
Other reserves	£ (4,457)	£ (2,192)
Repurchase of treasury shares (in shares)	343	931
Currency translation reserve
Disclosure of reserves within equity [line items]
Other reserves	£ 3,599	£ 4,772
Increase (decrease) in equity	(1,173)
Fair value through other comprehensive income reserve
Disclosure of reserves within equity [line items]
Other reserves	(1,485)	(1,560)	£ (1,485)
Increase (decrease) in equity	75
Gains (losses) on financial assets measured at fair value through other comprehensive income, before tax	131
Reclassification adjustments on financial assets measured at fair value through other comprehensive income, before tax	25
Tax	31
Cash flow hedging reserve
Disclosure of reserves within equity [line items]
Other reserves	(7,990)	(7,235)
Increase (decrease) in equity	(755)
Gains (losses) on financial assets measured at fair value through other comprehensive income, before tax	(1,793)
Reclassification adjustments on financial assets measured at fair value through other comprehensive income, before tax	(741)
Tax	(297)
Own credit reserve
Disclosure of reserves within equity [line items]
Other reserves	(27)	467	£ (27)
Increase (decrease) in equity	(494)
Tax	(188)
Gains (losses) on change in value of foreign currency basis spreads, before tax	682
Other reserves and treasury shares
Disclosure of reserves within equity [line items]
Other reserves	1,446	£ 1,364
Increase (decrease) in equity	86
Treasury shares
Disclosure of reserves within equity [line items]
Increase (decrease) in equity	£ (4)